Related Party Transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Related Party Transactions
20. Related Party Transactions
During the years ended December 31, 2021, 2022 and 2023, other than disclosed elsewhere, the Group had the following material related party transactions:

Name of entity or individual	Relationships with the Group
NetEase Group	Control or under common control
Equity investees	Significant influence

(a) Transactions with related parties

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Services and products provided to NetEase Group
Learning services provided to NetEase Group	7,360	18,029	22,052
Smart devices provided to NetEase Group	6,607	8,748	3,016
Online marketing services provided to NetEase Group	9,823	7,925	42,776
Other services provide to NetEase Group	—	9,588	7,084
Fixed assets provide to NetEase Group	—	936	737

Services and products purchased from NetEase Group and other related parties
Services purchased from NetEase Group	143,186	153,523	162,522
Services purchased from other related parties	—	9,572	17,785
Fixed assets and inventories purchased from NetEase Group	2,489	1,087	1,037

Loan related transactions
Interest expenses on loans from NetEase Group	31,644	45,607	69,472
Addition of long-term loans from NetEase Group	257,522	225,941	99,289

Equity related transactions
Deemed distribution to NetEase	4,171	—	—
Share-based compensation under NetEase Plan	1,043	1,499	416
Learning services provided to NetEase Group mainly refer to the translation services provided to the entities within NetEase Group.
Smart devices provided to NetEase Group mainly refer to the arrangements where entities within NetEase Group acts as the distributor to sell smart devices, the revenues of which are recognized upon the delivery to the customer.
Online marketing services provided to NetEase Group mainly refer to the advertising arrangements provided to the entities within NetEase Group to promote their own services and products.
Other services provided to NetEase Group mainly refer to the server leasing services to the entities within NetEase Group.
Service purchased from NetEase Group mainly consists of office leasing, purchase of server custody service and advertising service.
Services purchased from other related parties mainly refer to the technical support services provided by equity investees.

(b) Balances with related parties

	As of December 31,
	2022	2023
	RMB	RMB
Amounts due from NetEase Group	7,888	26,117
Loan and prepayment to other related parties	7,762	20,194
Amounts due to NetEase Group	68,809	82,430
Short-term loans from NetEase Group	878,000	878,000
Long-term loans from NetEase Group	522,345	630,360
Short-term loans from NetEase Group as of December 31, 2022 and 2023 were entrustment loans through banks denominated in RMB. All of these loans were repayable within one year. The effective interest rate for the outstanding loans for the years ended December 31, 2022 and 2023 was 3.5% per annum. The interest expense was RMB31,028, RMB31,226 and RMB31,959 for the years ended December 31, 2021, 2022 and 2023, respectively.
In April 2021, the Group entered into a three-year US$300.0 million revolving loan facility agreement with NetEase, which was intended for general working capital. The facility was priced at
110
basis points over LIBOR. In September 2023, the Group renewed the three-year US$300.0 million revolving loan facility agreement, under which the maturity date was extended to March 31, 2027 from March 31, 2024, and the facility was priced at
110
basis points over Term SOFR. As of December 31, 2023, the Group had drawn down US$89.0 million under the facility with maturity dated March 31, 2027. The interest expense was RMB616, RMB14,381 and RMB37,513 for the years ended December 31, 2021, 2022 and 2023, respectively.